Note 1 - Reporting Entity	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1	Reporting entity

Caledonia Mining Corporation Plc (“Caledonia” or the “Company”) is a company domiciled in Jersey, Channel Islands. The Company’s registered office address is B006 Millais House, Castle Quay, St Helier, Jersey, Channel Islands.

These unaudited condensed consolidated interim financial statements as at and for the six months ended June 30, 2024 are of the Company and its subsidiaries (the “Group”).  The Group’s primary involvement is in the operation of a gold mine and the exploration and development of mineral properties for precious metals in Zimbabwe.

Caledonia’s shares are listed on the NYSE American LLC stock exchange (symbol – “CMCL”).  Depository interests in Caledonia’s shares are admitted to trading on AIM of the London Stock Exchange plc (symbol – “CMCL”).  Caledonia listed on the Victoria Falls Stock Exchange (“VFEX”) (symbol – “CMCL”) on December 2, 2021.  Caledonia voluntarily delisted from the Toronto Stock Exchange (the “TSX”) on  June 19, 2020. After the delisting the Company remains a Canadian reporting issuer and has to comply with Canadian securities laws until it demonstrates that Canadian shareholders represent less than 2% of issued share capital.